Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	1,327,941
Proposed Maximum Offering Price per Unit	0.8315
Maximum Aggregate Offering Price	$ 1,104,182.94
Fee Rate	0.01381%
Amount of Registration Fee	$ 152.49
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the Registrant's Common Stock as reported on the New York Stock Exchange on August 5, 2026, which date is a date within five business days of the filing of this registration statement. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, the securities being registered hereunder include such indeterminate number of additional securities as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions. Represents 1,327,941 shares of the registrant's Common Stock consisting of (i) 710,294 shares of Common Stock issuable upon exercise of tranche A warrants to purchase shares of Common Stock; and (ii) 617,647 shares of Common Stock issuable upon exercise of tranche B warrants to purchase shares of Common Stock.